AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

ON JANUARY 16, 2020

REGISTRATION NO. 333-235512

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 1 ☒

THE CHARLES SCHWAB FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

211 Main Street

San Francisco, CA 94105

(Address of Principal Executive Offices) (Zip code)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

David J. Lekich, Esq.

211 Main Street

San Francisco, CA 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq.	John M. Loder, Esq.
Dechert LLP 1900 K Street, NW Washington, DC 20006	Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

It is proposed that this filing will become effective on January 16, 2020 pursuant to paragraph (b) of Rule 485.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB INVESTOR MONEY FUND®

SCHWAB RETIREMENT ADVANTAGE MONEY FUND®

211 Main Street

San Francisco, CA 94105

January 16, 2020

Dear Shareholder:

Enclosed is important information concerning your investment in the Schwab Investor Money Fund and/or Schwab Retirement Advantage Money Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”). We wish to inform you that the Board of Trustees (the “Board”) of The Charles Schwab Family of Funds (the “Trust”), after careful consideration, has separately approved the reorganization of each Acquired Fund into the Schwab Value Advantage Money Fund (the “Surviving Fund” and, together with the Acquired Funds, the “Funds”), another fund of the Trust that has a substantially similar investment objective and investment strategies.

The attached combined Prospectus/Information Statement describes each reorganization in greater detail and contains important information about the Surviving Fund. The Board of the Trust believes that these reorganizations will benefit shareholders as follows:

•

The Funds operate as money market funds, pursue the same investment objective, possess the same investment strategies and are managed by the same investment adviser, providing for continuity of investment management.

•

The reorganizations will combine smaller funds into a larger fund. Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

•	The net operating expenses of the Surviving Fund are lower than those of each of the Acquired Funds.

•

The reorganizations are intended to be tax-free to the Acquired Funds and the Surviving Fund and to shareholders and every effort will be made to accomplish each reorganization in such a manner as to not dilute your investment.

Following the close of business on or about February 21, 2020, each Acquired Fund will be reorganized into the Surviving Fund such that each shareholder of the Acquired Funds will receive an amount of the Investor Shares of the Surviving Fund equal in value to the shares of the Acquired Fund(s) owned by such holder at the time of the closing of the reorganizations.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive shares of the Surviving Fund in exchange for your shares of the Acquired Fund(s) as of the closing date. If, after reviewing the information contained in the enclosed Prospectus/Information Statement, you do not wish to receive shares of the Surviving Fund pursuant to one or both reorganizations, you may redeem your shares of the Acquired Fund(s) at any time prior to the close of business on February 21, 2020. Keep in mind that any such redemption may have tax consequences and you should consult your tax advisor. If you have questions, you may contact us at (800) 648-5300. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

You are a valued investor and we thank you for your continued investment in the Schwab Funds.

Sincerely,

Jonathan de St. Paer
President and Chief Executive Officer

THE CHARLES SCHWAB FAMILY OF FUNDS

211 Main Street

San Francisco, CA 94105

(800) 648-5300

PROSPECTUS/INFORMATION STATEMENT

January 16, 2020

Acquisition of the assets and liabilities of each of:	By and in exchange for shares of:

Schwab Investor Money Fund (SWRXX) Schwab Retirement Advantage Money Fund (SWIXX) Each a series of The Charles Schwab Family of Funds 211 Main Street San Francisco, CA 94105	Schwab Value Advantage Money Fund – Investor Shares (SWVXX) A series of The Charles Schwab Family of Funds 211 Main Street San Francisco, CA 94105

This Prospectus/Information Statement is being furnished to shareholders of the Schwab Investor Money Fund (“Investor Money”) and/or the Schwab Retirement Advantage Money Fund (“Ret Adv Money”) (each, an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of The Charles Schwab Family of Funds (the “Trust”), in connection with a separate Agreement and Plan of Reorganization for each Acquired Fund (each, a “Plan” and collectively, the “Plans”) that has been approved by the Board of Trustees (the “Board”) of the Trust. Under the Plans, shareholders of the Acquired Funds will receive Investor Shares of Schwab Value Advantage Money Fund (the “Surviving Fund” and, together with the Acquired Funds, the “Funds”), another series of the Trust, equal in aggregate value to the aggregate value of the assets transferred by each Acquired Fund to the Surviving Fund less the liabilities of each Acquired Fund that are assumed by the Surviving Fund, as of the closing date of each reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Funds will be terminated. The Reorganization is expected to be completed after market close on or about February 21, 2020 (the “Closing Date”), such that shareholders of the Acquired Funds will become shareholders of the Surviving Fund on or about February 24, 2020.

The Board believes that the Reorganization is in the best interest of each Acquired Fund and its shareholders and that the interests of the Acquired Funds’ shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for each Acquired Fund and its shareholders.

The Acquired Funds and the Surviving Fund are each a series of the Trust, which is a Massachusetts business trust registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 12 separate series, including the Acquired Funds and the Surviving Fund. Charles Schwab Investment Management, Inc. (“CSIM”) currently serves as the investment adviser to both the Acquired Funds and the Surviving Fund and will continue to serve as the investment adviser of the Surviving Fund following the Reorganization. The Funds operate as money market funds that seek to maintain a stable share price of $1.00 in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The investment objectives of the Acquired Funds and the Surviving Fund are the same, which are to seek the highest current income consistent with stability of capital and liquidity. Shareholders of the Acquired Funds will receive Investor Shares of the Surviving Fund as part of the Reorganization.

This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Funds, the Surviving Fund and the Reorganization. This Prospectus/Information Statement and the enclosures are being mailed to shareholders on or about January 24, 2020.

A Statement of Additional Information, dated January 16, 2020, relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC (File No: 333-235512) and is incorporated by reference into this Prospectus/Information Statement, which means it is considered legally a part of this Prospectus/Information Statement.

Additional information relating to the Acquired Funds and Surviving Fund is contained in the summary prospectuses, statutory prospectus (the “Statutory Prospectus”) and combined statement of additional information (“SAI”) for the Funds each dated April 26, 2019, as supplemented, and in the combined annual report to shareholders of the Funds for the fiscal year ended December 31, 2018 (the “Annual Report”) and semiannual report to shareholders of the Funds for the fiscal period ended June 30, 2019 (“Semiannual Report”), each of which has been filed with the SEC (File Nos: 033-31894 and 811-05954). Each Acquired Fund’s summary prospectus and its Annual Report/Semiannual Report have previously been delivered to each Acquired Fund’s shareholders. Certain information relating to the Funds in the SAI and Annual Report/Semiannual Report are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement.

For a free copy of any of the documents described above, including the Statement of Additional Information relating to this Prospectus/Information Statement, you may call 1-800-435-4000, or you may write to the Funds at the address listed on the cover of this Prospectus/Information Statement. You may also obtain these documents by accessing the website for the Trust at www.schwabfunds.com. In addition, these documents may be obtained from the EDGAR database on the SEC’s website at www.sec.gov. You may also obtain this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. SYNOPSIS

The following Synopsis provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization, including the primary features and consequences of the reorganization of the Acquired Funds into the Surviving Fund. It may not contain all of the information that is important to you. To better understand the Reorganization, you should read the accompanying Prospectus/Information Statement and the Plans, which are attached to the accompanying Prospectus/Information Statement as the Appendix.

The following Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in the accompanying Prospectus/Information Statement, the Statement of Additional Information relating to this Prospectus/Information Statement and the Plans.

Q.	What is involved in the Reorganization?

A.

As more fully explained in the Prospectus/Information Statement, the Board of the Acquired Funds approved the reorganization of each Acquired Fund with and into the Surviving Fund. You are receiving this Prospectus/Information Statement because you are a shareholder of the Acquired Fund(s) and will be impacted by the Reorganization.

All or substantially all of the assets of the Acquired Funds will be transferred to the Surviving Fund solely in exchange for the Investor Shares of the Surviving Fund with a value approximately equal to the value of each Acquired Fund’s assets net of liabilities, and the assumption by the Surviving Fund of all liabilities of each Acquired Fund. Immediately following the transfer, the shares of the Surviving Fund received by each Acquired Fund will be distributed pro rata to the Acquired Fund shareholders of record as of the Closing Date (after market close on or about February 21, 2020). As a result, after the Reorganization is completed, you will become a shareholder of the Surviving Fund and the Acquired Funds will be terminated.

Q.	Am I being asked to vote?

A.	No. We are not asking you for a proxy and you are requested not to send us a proxy.

Q.	How do the Funds’ investment objectives, strategies, and risks compare?

A.

The Funds are “money market funds” that seek to maintain a stable share price of $1.00 in reliance on Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). The Funds have the same investment objective and principal investment strategies. In particular, the Funds invest in accordance with Rule 2a-7 under the 1940 Act. As money market funds, the Funds are each subject to the maturity, quality, diversification and liquidity requirements set forth in Rule 2a-7. The principal risks of the Funds are substantially similar as well. Further information comparing the investment objectives, strategies, and risks of the Funds is included below under “Summary of Funds.”

Q.	How do the Funds’ expenses compare?

A.

The types of expenses currently paid by the Acquired Funds are the same types of expenses paid by the Surviving Fund. Currently, the Funds are party to the same investment advisory agreement with CSIM, the investment adviser to the Funds, but each pays a different investment advisory fee rate based on the Fund’s net assets. For its advisory and administrative services to each Acquired Fund and the Surviving Fund, CSIM is entitled to receive a graduated annual fee payable monthly based on each Fund’s average daily net assets as described in the table. Upon consummation of the Reorganization, the investment advisory fee paid to CSIM with respect to the Surviving Fund is expected to remain the same or lower than the fees paid by the Acquired Funds.

Average Daily Net Assets	Fee
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
More than $40 billion	0.25%

The net operating expenses of the Surviving Fund are lower than the net operating expenses for each of the Acquired Funds.

Q.	How will the Reorganization affect my account?

A.

Your Acquired Fund(s) shares are expected to be exchanged for an equivalent dollar amount of Surviving Fund shares. Although the Surviving Fund offers multiple share classes, your shares will only be combined with the Investor Shares class of the Surviving Fund. Your account registration and account options will remain the same unless you change them. The exchange is intended to be tax-free for federal income tax purposes and therefore it is intended that your aggregate tax basis for federal income tax purposes in the account will remain the same.

Q.	Will the value of my investment change as a result of the Reorganization?

A.

No. The aggregate value of your investment will not change as a result of the Reorganization. In addition, although there is no guarantee that they will be able to do so, each Fund seeks to maintain a stable $1.00 price per share. As a result, the number of shares you own will likely remain the same.

Q.	Do the procedures for purchasing and redeeming shares of the Funds differ?

A.

Shareholders of the Acquired Funds may continue to purchase and redeem shares of the Funds through the Closing Date of the Reorganization. Aside from the closing of the Acquired Funds to new and existing investors, the procedures for purchasing and redeeming shares of the Funds are the same.

Q.	Do the Funds’ exchange privileges differ?

A.

No. Each Acquired Fund offers only one class of shares. In accordance with the Plans, shareholders of each Acquired Fund will receive Investor Shares of the Surviving Fund. The Acquired Funds’ shares offer the same exchange privileges. Therefore, if the Reorganization is approved, shareholders of the Acquired Funds will continue to enjoy the same exchange privileges as shareholders of the Surviving Fund.

Q.	Do the Funds’ dividend and distribution policies differ?

A.	No. The Funds have the same dividend and distribution policies.

Q.	Who will pay the costs associated with the Prospectus/Information Statement?

A.	The expenses directly related to the Reorganization, including the cost of printing and mailing this Prospectus/Information Statement, will be borne by CSIM.

Q.	When is the Reorganization expected to occur?

A.

It is anticipated that the Reorganization will occur after market close on or about February 21, 2020. Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new Fund account number and number of shares owned.

Q.	Has the Board of Trustees approved the Reorganization?

A.

Yes. The Board of the Acquired Funds has approved the Reorganization. The Board believes that it is in shareholders’ best interests to reorganize each Acquired Fund into the Surviving Fund as it will allow current Acquired Funds’ shareholders to pursue a substantially similar investment objective and investment strategies, but as part of a larger fund. The specific factors considered by the Board in approving the Reorganization are discussed in more detail in the Prospectus/Information Statement.

Q.	Will there be any federal income tax consequences as a result of the Reorganization?

A.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes (under Section 368 of the Internal Revenue Code of 1986, as amended). Assuming the Reorganization qualifies for such treatment, shareholders should not recognize any taxable gain or loss as a direct result of the Reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquired Funds and the Surviving Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Funds. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. If you choose to redeem or exchange your shares before or after the Reorganization, you may realize a taxable gain or loss; therefore, you should separately consider any state, local and other tax consequences in consultation with your tax advisor. In addition, prior to the Closing Date you may receive a distribution of ordinary income or capital gains from the Acquired Fund(s).

II. SUMMARY OF FUNDS

A.	Investment Objective

The Acquired Funds and the Surviving Fund have the same investment objective: to seek the highest current income consistent with stability of capital and liquidity.

B.	Comparison of Fees and Expenses

Current and Pro Forma Fees and Expenses

The following tables compare the fees and expenses you may bear directly or indirectly as an investor in the Surviving Fund versus each Acquired Fund, and show the projected (“pro forma”) estimated fees and expenses of the Surviving Fund as of June 30, 2019, after consummation of the Reorganization. Fees and expenses shown for the Acquired Funds and the Surviving Fund were determined based on each Fund’s average net assets as of the semiannual period ended June 30, 2019. The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not reflect any change in expense ratios resulting from a change in assets under management since June 30, 2019 for each Fund. More current total net asset information is available at www.schwabfunds.com. It is important for you to know that a decline in a Fund’s average net assets during the current fiscal year and after the Reorganization, as a result of shareholder redemptions or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of the Funds.

Annual Fund Operating Expenses

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting or sub-accounting, and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders. This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This table does not reflect any brokerage fees or commissions you may incur when buying or selling fund shares.

Shareholder Fees (fees paid directly from your investment)
	Investor Money	Ret Adv Money	Surviving Fund	Pro Forma Combined Surviving Fund
	None	None	None	None
Annual Fund Operating Expenses (expense that you pay each year as a % of the value of your investment
Management fees	0.35	0.35	0.27	0.27
Distribution (12b-1) fees	None	None	None	None
Other expenses	0.20	0.26	0.16	0.16
Total annual fund operating expenses	0.55	0.61	0.43	0.43
Less expense reduction	(0.20)	(0.26)	(0.09)	(0.09)
Total annual fund operating expenses after expense reduction[1]	0.35	0.35	0.34	0.34

[1]

CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each Acquired Fund and the Investor Shares of the Surviving Fund to 0.35% for so long as CSIM serves as the adviser to the Funds (the “contractual expense limitation agreement”). This contractual expense limitation agreement may only be amended or terminated with the approval of a Fund’s Board of Trustees.

Examples: These examples are intended to help you compare the cost of investing in each Acquired Fund and the Investor Shares of the Surviving Fund, and also allow you to compare these costs with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. The figures for each Acquired Fund and the Surviving Fund are based on total annual fund operating expenses after any expense reductions. The examples do not reflect any brokerage fees or commissions you may incur when buying or selling Fund shares. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years
Investor Money	$36	$113	$197	$443
Ret Adv Money	$36	$113	$197	$443
Surviving Fund	$35	$109	$191	$431
Pro Forma Surviving Fund (after consummation of the Reorganization)	$35	$109	$191	$431

The projected post-Reorganization pro forma Annual Fund Operating Expenses and example expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements, including the Surviving Fund’s expense limitation agreement, will remain in place and (2) that certain fixed costs (including management fees, custody fees and audit fees) involved in operating the Acquired Funds will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and CSIM.

C.    Comparison of Investment Objective and Principal Investment Strategies

The following is a comparison of the investment objectives and principal investment strategies of the Funds. As stated above, the Acquired Funds and the Surviving Fund have the same investment objectives, and they pursue identical principal investment strategies. The primary differences between the Funds are noted in italics.

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND

Investment Objective	Investment Objective	Investment Objective
The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity.	The fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity.	The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.

Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

•  commercial paper, including asset-backed commercial paper

•  promissory notes

•  certificates of deposit and time deposits

•  variable- and floating-rate debt securities

•  bank notes and bankers’ acceptances

•  repurchase agreements

•  obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities)

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

•  commercial paper, including asset-backed commercial paper

•  promissory notes

•  certificates of deposit and time deposits

•  variable- and floating-rate debt securities

•  bank notes and bankers’ acceptances

•  repurchase agreements

•  obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities)

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

•  commercial paper, including asset-backed commercial paper

•  promissory notes

•  certificates of deposit and time deposits

•  variable- and floating-rate debt securities

•  bank notes and bankers’ acceptances

•  repurchase agreements

•  obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND
U.S. government securities under the rules that govern money market funds.	considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.	considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.

The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.	The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.	The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.	In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.	In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND
share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.	$1.00 share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.	$1.00 share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.

This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

D.    Comparison of Principal Risks

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Because each Fund has similar investment strategies and policies, the principal risks are also similar for each Fund. Additional information about these risks is included below. As with any security, an investment in a Fund involves certain risks. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk.

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND

Principal Risks	Principal Risks	Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:	The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:	The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

	Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect	Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND
	that the sponsor will provide financial support to the fund at any time.	the sponsor will provide financial support to the fund at any time.

Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.	Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.	Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND
The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.	an increase in interest rates. The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.	an increase in interest rates. The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.

Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.	Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.	Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.

Repurchase Agreements Risk. When the fund enters into are purchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not

Repurchase Agreements Risk. When the fund enters into are purchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the

Repurchase Agreements Risk. When the fund enters into are purchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND
repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.	counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.	will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized a tall times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND
also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.	obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.	also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae and Freddie Mac maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.	Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae and Freddie Mac maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.	Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae and Freddie Mac maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally,

Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally,

Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process.

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND
these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.	these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.	Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in

Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability

Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND
accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.	to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.	to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.	Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund,

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund,

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund,

INVESTOR MONEY	RET ADV MONEY	SURVIVING FUND
due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.	due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.	due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.	Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.	Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.	Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

E.    Portfolio Turnover

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Fund’s portfolio turnover rate for reporting purposes is expected to be near zero.

F.    Comparison of Fund Performance

Set forth below is past performance information for the Acquired Funds and the Surviving Fund. The bar charts below show how the Funds’ investment results have varied from year to year, and the following tables show the Funds’ average annual total returns for various periods. This information provides some indication of the risks of investing in the Funds. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance.

The following annual total returns information shows the returns of each Acquired Fund and the Surviving Fund. For current performance information, please see www.schwabfunds.com/schwabfunds_prospectus or call toll-free 1-877-824-5615 for the Funds’ current seven-day yield.

Investor Money

Annual Total Returns (%) as of 12/31

Best Quarter: 0.57% Q1 2019

Worst Quarter: 0.00% Q1 2016

Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Schwab Investor Money Fund	2.06%	0.94%	0.47%

Ret Adv Money

Annual Total Returns (%) as of 12/31

Best Quarter: 0.57% Q1 2019

Worst Quarter: 0.00% Q2 2015

Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Schwab Retirement Advantage Money Fund	2.05%	0.96%	0.48%

Surviving Fund

Annual Total Returns (%) as of 12/31

Best Quarter: 0.57% Q1 2019

Worst Quarter: 0.00% Q3 2015

Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Investor Shares	2.07%	0.98%	0.49%

G.    Distribution Arrangements

Pursuant to a Distribution Agreement between Charles Schwab & Co., Inc. (Schwab) and the Trust, on behalf of the Acquired Funds and the Surviving Fund, Schwab is the principal underwriter for shares of the Funds and is the Trust’s agent for the purpose of the continuous offering of the Funds’ shares. The Funds pay for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement; however, as described below in “Payments to Financial Intermediaries,” CSIM compensates Schwab, in its capacity as a financial intermediary and not in its capacity as distributor and principal underwriter for the Funds, for providing certain additional services that may be deemed to be distribution-related.

H.    Management of the Funds

Investment Adviser: CSIM serves as the investment adviser of the Acquired Funds and the Surviving Fund.

Portfolio Managers: Linda Klingman, Michael Lin, Jonathan Roman and Jonathan Feske serve as the portfolio managers for each Fund. Below is information regarding the portfolio managers of the Funds:

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the Funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

I.    Purchase and Sale of Fund Shares

Each Fund is open for business each day that the New York Stock Exchange (“NYSE”) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. New Eligible Investors (as determined by the fund and which are limited to natural persons) may only invest in the fund through an account at Charles Schwab & Co., Inc. (Schwab) or another financial intermediary. When you place orders to purchase, exchange or redeem fund shares through Schwab or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures. Eligible Investors who purchased fund shares prior to October 2, 2017 and hold such shares directly through the fund’s transfer agent may make additional purchases and place exchange and redemption orders through the fund’s transfer agent by contacting the transfer agent by telephone at 1-800-407-0256 or by mail to DST Asset Manager Solutions, Inc., Attn: SchwabFunds, P.O. Box 219647, Kansas City, MO 64121-9647.

There is no minimum investment for the Acquired Funds or for the Investor Shares of the Surviving Fund.

J.    Tax Information

Distributions received from a Fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

K.    Payments to Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

III. INFORMATION ABOUT THE REORGANIZATION

A.    Overview of the Proposed Reorganization

The Reorganization involves the transfer of all of the assets and liabilities of the Schwab Investor Money Fund and Schwab Retirement Advantage Fund (the Acquired Funds) to the Schwab Value Advantage Fund (Surviving Fund) in exchange for Investor Shares of the Schwab Value Advantage Fund. This transfer of assets and liabilities is expected to take place after market close on or about February 21, 2020 (Closing Date). The transfer of assets by the Acquired Funds will occur at their then-current value as determined in accordance with the Acquired Funds’ valuation and Rule 2a-7 procedures, and shares of the Surviving Fund to be issued to the Acquired Funds will be valued at their then-current net asset value as determined in accordance with the Surviving Fund’s valuation and Rule 2a-7 procedures. The Acquired Funds’ and Surviving Fund’s valuation and Rule 2a-7 procedures are the same. The Funds currently value their investment holdings on the basis of amortized cost (plus any discount, or minus any premium, accrued since purchase). As a result, shareholders of the Acquired Funds are expected to exchange shares with a net asset value per share of $1.00 for shares of the Surviving Fund with a net asset value per share of $1.00. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Funds at the Closing Date in exchange for shares of the Acquired Funds. After completion of the Reorganization, each shareholder of the Acquired Funds will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund(s). Following the completion of the Reorganization, the Acquired Funds will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The Reorganization is intended to be tax-free for federal income tax purposes. This means that shareholders of the Acquired Funds will become shareholders of the Surviving Fund without recognizing any gain or loss for federal income tax purposes. This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund for federal income tax purposes.

The Reorganization is subject to a number of conditions set forth in the Plans. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. Furthermore, under the Plans, to the extent that the difference between the amortized and mark-to-market values of either Fund equals or exceeds $0.0025 at the Valuation Time, as that term is defined in the Plans, the Reorganization would be postponed until such time as the per share difference is less than $0.0025. For more information about the Reorganization, see “Material Features of the Agreements and Plans of Reorganization” below.

CSIM will bear the costs and expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization, which are expected to be approximately $115,000.

B.    Material Features of the Agreements and Plans of Reorganization

The Plans set forth the terms and conditions of the Reorganization. Material provisions of the Plans are summarized below; however, this summary is qualified in its entirety by reference to the Plans, forms of which are attached as the Appendix to this Prospectus/Information Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about February 21, 2020, the Closing Date, all of the assets and liabilities of the Acquired Funds will be transferred to the Surviving Fund in exchange for Investor Shares of the Surviving Fund, such that at and after the Closing Date, the assets and liabilities of the Acquired Funds will become the assets and liabilities of the Surviving Fund. The transfer of assets by the Acquired Funds will occur at their then-current value as determined in accordance with each Acquired Fund’s valuation and Rule 2a-7 procedures and shares of the Surviving Fund to be issued to the Acquired Funds shall be valued at the then-current net asset value determined in accordance with the Surviving Fund’s valuation and Rule 2a-7 procedures. The Acquired Funds’ and Surviving Fund’s valuation and Rule 2a-7 procedures are the same. The Funds currently value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Shares of the Surviving Fund will be distributed to shareholders of each Acquired Fund in exchange for their shares of each Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Funds will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Funds. Following the completion of the Reorganization, the Acquired Funds will be liquidated and their registration under the 1940 Act will be terminated.

The Plans provide that the Board will declare a dividend or dividends with respect to each Acquired Fund prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of each Acquired Fund all undistributed ordinary income earned, tax-exempt income and net capital gains recognized up to and including the Closing Date. The shareholders of each Acquired Fund will recognize ordinary income and capital gains with respect to the portion of this distribution that is derived from ordinary income and capital gains and such income and gain may be subject to federal, state and/or local taxes. The shareholders of the Acquired Funds will generally not be subject to federal, state and/or local taxes with respect to the portion of the distribution that is derived from tax-exempt income and designated as an exempt-interest dividend.

Prior to the Closing Date, CSIM reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Funds, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund. To the extent the Acquired Funds sell securities at a gain, current shareholders may receive a capital gains dividend. Transaction costs associated with any such purchases and sales will be borne by each Acquired Fund, which will result in a decrease in the Acquired Fund’s net asset value.

The stock transfer books of the Trust with respect to each Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter by the Trust with respect to the Acquired Funds will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of an Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to the Plans will be redeemed. The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund. Any special options relating to a shareholder’s account in an Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plans, forms of which are attached hereto as the Appendix. Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Funds or the Surviving Fund under the Plans if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquired Fund or the shareholders of the Surviving Fund. Certain conditions under the Plan cannot be waived by the Trust, including the condition that the Funds receive a favorable tax opinion from Dechert LLP. The Board may abandon the Plans and the Reorganization at any time for any reason prior to the Closing Date. The Plans provide further that at any time prior to the Reorganization the Funds may amend any of the provisions of the Plans; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund shares to be issued to Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of both the Acquired Funds and the Surviving Fund.

CSIM has agreed to bear all of the expenses incurred in connection with the Reorganization including the costs of printing and mailing this Prospectus/Information Statement.

The Board of the Acquired Funds has voted to approve the proposed Reorganization. The actions contemplated by the Plans and the related matters described therein will be consummated in accordance with the requirements under the 1940 Act.

C.    Description of Reorganization Shares

As part of the Reorganization, shareholders of each Acquired Fund will receive shares of the equivalent class of the Surviving Fund that are equal in aggregate value to the aggregate value of assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund as of the Closing Date. Shares of the Surviving Fund will be issued to each Acquired Fund’s shareholders in accordance with the Plans. Because the Surviving Fund shares are of a substantially similar class as the Acquired Fund shares, the Surviving Fund shares have substantially the same rights and privileges as the Acquired Fund shares. The following summarizes some key information about the shares of the Surviving Fund that will be received by shareholders of the Acquired Funds:

There is no minimum investment for the Surviving Fund’s Investor Shares.

For additional information about the Surviving Fund’s shares, see “Additional Information about the Funds – Shareholder Information.”

D.    Reasons for the Reorganization

The Board considered the Reorganization at a meeting held on September 24, 2019, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, approved the Plan. In approving the Reorganization, the Board determined that (i) participation in the Reorganization is in the best interest of the Acquired Funds and their shareholders; and (ii) the interests of the Acquired Funds’ shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board considered a number of factors, including:

•

the fact that each Fund operate as “money market funds” pursuant to Rule 2a-7 under the 1940 Act and the investment objective of each Acquired Fund is the same as the investment objective of the Surviving Fund;

•	the fact that the investment strategies of the Acquired Funds are identical to those of the Surviving Fund, and the resulting overlap in underlying portfolio holdings;

•

the greater asset size of the Surviving Fund and the possibility that the combined aggregate assets of the Acquired Funds and the Surviving Fund upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including future economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

•	that the Surviving Fund has lower net operating expenses than each of the Acquired Funds;

•	the fact that CSIM would bear the expenses incurred in connection with the Reorganization;

•	the reasonableness of the terms of the Plans; and

•	that the Reorganization is intended to be tax-free for U.S. federal income tax purposes for shareholders of the Acquired Funds.

The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund and its shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.

E.    Federal Income Tax Consequences

Each Fund has qualified and intends to continue to qualify (in the case of each Acquired Fund, through the Closing Date) as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receives an opinion from Dechert LLP, subject to appropriate factual assumption and customary representations, substantially to the effect that for federal income tax purposes:

(1)	The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code;

(2)

No gain or loss will be recognized by each Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund shares to the shareholders of the Acquired Fund;

(3)

No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of each Acquired Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund;

(4)	The tax basis of the assets of each Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange;

(5)

The holding period of the assets of each Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Surviving Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(6)

No gain or loss will be recognized by the shareholders of each Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund shares (including fractional shares to which they may be entitled);

(7)

The aggregate tax basis of Surviving Fund shares received by each shareholder of the Acquired Funds (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor; and

(8)

The holding period of the Surviving Fund shares received by the shareholders of each Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on each Acquired Fund or Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Prior to the Closing Date you may receive a taxable distribution of ordinary income of capital gains from the Acquired Fund(s).

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the Internal Revenue Service (“IRS”). The opinion to be received from Dechert LLP with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

F.    Shareholder Rights, Description of the Securities to be Issued

The Trust is organized as a Massachusetts business trust. The Acquired Funds and the Surviving Fund are each series of the Trust and, therefore, shareholders of the Acquired Funds and the Surviving Fund are shareholders of the same legal entity, the Trust. The Trust’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights or privileges to the shareholders of the Surviving Fund that differ in any material respect from the rights or privileges afforded to the shareholders of the Acquired Funds. In addition, shareholders of each Acquired Fund will receive shares of a substantially similar class of the Surviving Fund. Therefore, shareholders of the Acquired Fund will receive shares of the Surviving Fund that have substantially similar rights and privileges as their shares of the Acquired Fund.

Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund, and each shareholder is entitled to such dividends and distributions out of the income earned on the assets belonging to the Surviving Fund as are declared in the discretion of the Trust’s Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

The Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s series, of any general assets of the Trust not belonging to any particular series of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

G.    Capitalization

The following table shows, on an unaudited basis, the capitalization as of November 30, 2019 for each Acquired Fund and the Surviving Fund, as well as pro forma capitalization giving effect to the Reorganization:

	Investor Money	Ret Adv Money	Surviving Fund	Adjustments(a)	Pro Forma Combined Surviving Fund
Net Assets	$646,751,158	$195,726,334	$74,155,684,283	N/A	$74,998,161,775
Shares Outstanding	646,668,564	195,732,849	74,154,405,850	N/A	74,996,807,263
Net Asset Value Per Share	$1.00	$1.00	$1.00	N/A	$1.00

(a)

An “Adjustment” is the difference between Acquired Fund’s net asset value and Surviving Fund’s net asset value and the resulting share adjustments that will be processed in order to maintain the appropriate market value of Acquired Fund at the adjusted net asset value.

This information is for informational purposes only. When consummated, the capitalization of the Acquired Funds and the Surviving Fund is likely to be different at the Closing Date as a result of market movements and daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

IV. ADDITIONAL INFORMATION ABOUT THE FUNDS

A.    Fundamental and Non-Fundamental Investment Restrictions

The Funds have adopted certain fundamental and non-fundamental investment policies concerning, among other things, diversification of each Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. The fundamental and non-fundamental investment policies of the Funds are the same. Fundamental investment policies cannot be changed without the vote of a majority of a Fund’s outstanding voting shares, as defined under the 1940 Act. Non-fundamental investment restrictions of a Fund can be changed by the Fund’s Board.

For further information relating to these investment restrictions, please see the SAI for the Funds, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement.

B.    Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of each fund’s portfolio securities is available in the funds’ Statement of Additional Information (SAI). Each fund posts on its website at www.schwabfunds.com/schwabfunds_prospectus a list of the securities held by each fund as of the last business day of the most recent month. This list is updated within 5 business days after the end of each month and will remain available online for at least 6 months after the initial posting. In addition, not later than 5 business days after the end of each calendar month, each fund will file a schedule of information regarding its portfolio holdings and other information about the fund as of the last day of that month with the SEC on Form N-MFP. These filings will be publicly available immediately upon filing on the SEC’s website at www.sec.gov. A link to each fund’s Form N-MFP filings on the SEC’s website will also be available at www.schwabfunds.com/schwabfunds_prospectus.

C.    Fund Management

The investment adviser for the Funds is CSIM, 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989 and, as of November 30, 2019, managed approximately $476.8 billion in assets.

As the investment adviser, CSIM oversees the asset management and administration of the Funds. As compensation for these services, CSIM receives a management fee from each Fund. For the 12 months ended December 31, 2018, these fees were 0.29% for Investor Money, 0.23% for Ret Adv Money and 0.19% for the Surviving Fund. These figures, which are expressed as a percentage of each Fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions. For managing each Acquired Fund, CSIM is entitled to receive a monthly management fee at an annual percentage rate equal to 0.35% of each Fund’s average daily net assets. For managing the Surviving Fund, CSIM is entitled to receive a monthly management fee at an annual percentage rate equal to 0.35% of the Fund’s average daily net assets for Investor Shares. Upon consummation of the Reorganization, the investment advisory fee CSIM is entitled to receive with respect to the Surviving Fund will remain the same (0.35%).

A discussion regarding the basis for the Board’ approval of the Funds’ investment advisory agreement is available in each Fund’s 2019 semiannual report, which covers the period from January 1, 2019 through June 30, 2019.

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the Funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

The Acquired Funds’ SAI and Surviving Fund’s SAI provide additional information about portfolio manager compensation, other accounts managed, and ownership of securities of the Funds, and are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Information Statement.

D.    Other Service Providers

The Funds’ other service providers are the same. These entities are listed below.

Charles Schwab Investment Management, Inc. 211 Main Street San Francisco, CA 94105	Administrator

DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169	Transfer and Shareholder Service Agent

State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Custodian and Fund Accountant

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	Distributor

E.    Shareholder Information

In this section, you will find information on buying, selling and exchanging shares of the Acquired Funds and the Surviving Fund. Eligible Investors may only invest in a Fund through an intermediary by placing orders through your brokerage account at Schwab or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (“intermediary”) that is authorized to accept orders on behalf of the Fund (“intermediary orders”). No new accounts can be opened directly with the Funds’ transfer agent. Eligible Shareholders (as described herein) who purchased Fund shares prior to October 2, 2017 directly from, and continue to hold such shares directly through, the Funds’ transfer agent may continue to place additional purchase, exchange or redemption orders through the Funds’ transfer agent (direct orders). You also will see how to choose a distribution option for your investment. These pages include helpful information on taxes as well.

The Funds generally are not registered for sale in jurisdictions outside the United States and are intended for purchase by persons residing in the United States. A person is considered resident in the United States if at the time of the investment (i) the account has an address of record in the United States or a U.S. territory (including APO/FPO/DPO) and (ii) all account owners are resident in the United States or a U.S. territory and have a valid U.S. taxpayer identification number. If an existing account is updated to reflect a non-U.S. address, the account may be restricted from making additional investments.

On February 21, 2020 (the “Closing Date”), the Acquired Funds will be closed to new and existing investors. Existing shareholders (including participants in 401(k) plans) as of the Closing Date may continue to receive dividends and/or distributions in the form of additional shares of the Acquired Funds and shareholders of other funds of the Trust will not be permitted to exchange any of their shares for shares of the Acquired Funds.

Investing Through a Financial Intermediary

Placing Orders Through Your Intermediary

When you place orders through Schwab or other intermediary, you are not placing your orders directly with a Fund, and you must follow Schwab’s or the other intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Funds on purchases, redemptions and exchanges of Fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, Fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the Funds. These additional fees will vary between intermediaries and may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The Funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Only certain intermediaries are authorized to accept orders on behalf of a Fund. If your Fund shares are no longer held by an authorized intermediary, a Fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you may move your shares to Schwab or another intermediary that is authorized to accept Fund orders.

Buying, Selling and Exchanging Shares Through an Intermediary

To purchase, redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares. You may not purchase, redeem or exchange shares held in your intermediary account directly with a Fund.

When selling or exchanging shares, you should be aware of the following Fund policies:

•

For accounts held through a financial intermediary, each Fund typically expects to pay sale proceeds to the financial intermediary for payment to redeeming shareholders within two business days following receipt of a shareholder redemption order; however, each Fund may take up to seven days to pay sale proceeds.

•

Each fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the Fund’s assets, whichever is less. You may incur transaction expenses and taxable gains in converting these securities to cash. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes.

•

Exchange orders are limited to other Schwab Funds® (that are not Sweep Investments®) or the Laudus International MarketMasters Fund and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	You should obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

Investing Directly with the Funds

Investor Eligibility Requirements for Placing Direct Orders

New Eligible Investors may no longer purchase shares directly from the Funds’ transfer agent, DST Asset Manager Solutions, Inc. Eligible Investors who purchased fund shares prior to October 2, 2017 and hold such shares directly through the transfer agent may continue to place additional purchase orders in the same account(s) directly with the transfer agent.

Methods for Placing Direct Orders

The methods for placing direct orders for additional purchases, redemptions or exchanges of the Funds are described below. With every direct order, you must include your name, your account number, the Fund name and share class (if applicable), and the dollar amount you would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the Funds) prior to placing direct orders with the Funds’ transfer agent.

Additional Direct Purchases by Wire

Subject to acceptance by a Fund, only Eligible Shareholders may make additional purchases of a Fund’s shares in the same account(s) by wiring federal funds to the transfer agent. You must call the transfer agent at 1-800-407-0256 prior to the close of a Fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (“NYSE”), whichever is earlier) to place your order and to receive wire instructions. Orders received by the transfer agent in good order on or prior to the close of a Fund will be processed at the net asset value per share of the Fund for that day. Your wired funds must be received and accepted by the transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the transfer agent at 1-800-407-0256 if you have any questions or need additional information. The Funds reserve the right to suspend the privilege of direct purchase of additional shares of the Funds at any time.

Additional Direct Purchases by Mail

Subject to acceptance by a Fund, only Eligible Shareholders may make additional purchases of a Fund’s shares in the same account(s) by mail. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the transfer agent at DST Asset Manager Solutions, Inc., Attn: Schwab Funds, P.O. Box 219647, Kansas City, MO 64121-9647. Be sure to include your account number on your check. The Funds reserve the right to suspend the privilege of direct purchase of additional shares of the Funds at any time.

Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share of the Fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of Fund shares, a purchase order is received by a Fund on the day that it is in good order unless it is rejected by the Fund’s transfer agent. For a cash purchase order of Fund shares to be in good order on a particular day, a check must be received on or before the close of a Fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by a Fund after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler’s checks or money orders will be accepted by the Funds.

Direct Redemptions and Exchanges

Eligible Shareholders may continue to exchange and redeem shares held directly with the Funds’ transfer agent. When selling or exchanging shares directly, you should be aware of the following Fund policies:

•

Each Fund typically expects to pay sale proceeds by wire, ACH, or by mailing a check, to redeeming shareholders within two business days following receipt of a shareholder redemption order; however, each Fund may take up to seven days to pay sale proceeds.

•

Each Fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund’s assets, whichever is less. You may incur transaction expenses and taxable gains in converting these securities to cash. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes.

•

Exchange orders are limited to other Schwab Funds (that are not Sweep Investments) and the Laudus International MarketMasters Fund, and must meet the minimum investment and other requirements for the fund and share class, if applicable, into which you are exchanging.

•	You should obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

Direct Redemptions by Telephone

If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of a Fund next determined after receipt of your telephone redemption order by the transfer agent. Please note that the transfer agent may only act on telephone instructions believed by the transfer agent to be genuine. The transfer agent’s records of such instructions are binding on the shareholder. The Funds and their service providers (including the transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the transfer agent reasonably believes to be genuine. The transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Direct Redemptions by Mail

You may redeem your fund shares by mail by sending a request letter to the Funds’ transfer agent at DST Asset Manager Solutions, Inc., Attn: Schwab Funds, PO Box 219647, Kansas City, MO 64121-9647. Your redemption request will be processed by a Fund at the net asset value per share of the Fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the Fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.

Additional Direct Redemption Information

To protect you, the Funds and their service providers from fraud, signature guarantees may be required to enable the transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (“STAMP”), the Stock Exchange Medallion Program (“SEMP”) or the New York Stock Exchange Medallion Signature Program (“MSP”). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the transfer agent at 1-800-407-0256 for further details.

Direct Exchange and Conversion Privileges

Upon request, and subject to certain limitations, shares of a Fund may be exchanged or converted into shares of any other Schwab Fund (that is not a Sweep Investment) or the Laudus International MarketMasters Fund. In order to exchange or convert your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging or converting. Further, you should read the prospectus for the fund into which you are exchanging or converting prior to placing your order. A new account opened by exchange or conversion must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by a Fund containing the information indicated below.

The Funds reserve the right to suspend the privilege of exchanging or converting shares of the Funds by mail or by telephone at any time. The Funds further reserve the right to materially modify or terminate the exchange or conversion privilege upon 60 days’ written notice to shareholders.

Direct Exchanges and Conversions by Telephone

If you authorized the telephone redemption option in the account application, you may exchange or convert Fund shares by telephone by calling the Funds’ transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the Fund from which and the fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Please note that the transfer agent may act only on telephone instructions believed by the transfer agent to be genuine. Please see the section entitled “Direct Redemptions by Telephone” for more information regarding transacting with the Funds’ transfer agent via telephone.

Direct Exchanges and Conversions by Mail

To exchange or convert fund shares by mail, simply send a letter of instruction to the Funds’ transfer agent at DST Asset Manager Solutions, Inc., Attn: Schwab Funds, PO Box 219647, Kansas City, MO 64121-9647. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged or converted; (c) the Fund from and the fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and (e) the signatures of all registered owners or authorized parties.

Share Price

The Funds are open for business each day that the NYSE is open except when the following federal holidays are observed: Columbus Day and Veterans Day. The Funds calculate their share prices each business day, as of the close of the NYSE (generally 4:00 p.m. Eastern time). A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its shares outstanding. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, each Fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its shares outstanding. The Funds seek to maintain a stable NAV of $1.00.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a Fund (generally 4:00 p.m. Eastern time) generally will receive the next business day’s dividend. On special request, orders to invest $100,000 or more in shares of Ret Adv Money that are accepted by Schwab or the Charles Schwab Trust Company by 1:30 p.m. Eastern time may receive that day’s dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a Fund on a given day generally will receive that day’s dividend.

The Funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

Additional Policies Affecting Your Investment

Each fund reserves certain rights, including the following:

•

To automatically redeem your shares upon 60 days’ written notice if the value of your investment in a Fund falls below the stated minimum balance requirement for the Fund or share class, as applicable.

•	To involuntarily redeem your shares after providing 60 days’ written notice if you do not satisfy the eligibility requirements for a retail money market fund (i.e., you are not a natural person).

•	To deny purchase of Fund shares to investors who do not satisfy the eligibility requirements to invest in a retail money market fund (i.e., investor is not a natural person).

•	To temporarily reduce or suspend dividend payments in an effort to maintain a Fund’s stable $1.00 share price.

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive a Fund’s investment minimums.

•

To suspend the right to sell shares back to a Fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC, such as to facilitate an orderly liquidation of a Fund.

•	To withdraw or suspend any part of the offering made by this prospectus.

•	With respect to each Fund, to impose a liquidity fee and/or redemption gate (as discussed below).

Investment Minimums

Choose a share class. Your choice may depend on the amount of your investment. The Surviving Fund offers two classes of shares. Each share class or Fund in this Prospectus/Information Statement has different minimum investments and different expenses. You may convert your Investor Shares of the Surviving Fund into Ultra Shares at any time if your account balance in the Surviving Fund is at least $1,000,000. You must contact the Fund, Schwab or your other intermediary to request an interclass exchange of your shares – conversion is not automatic. If you no longer meet the minimum balance requirement for Ultra Shares, the Fund reserves the right to (i) convert your holdings to Investor Shares; or (ii) redeem your holdings. The Fund will notify you in writing 60 days before any automatic conversion or redemption occurs. Not all share classes may be available through financial intermediaries other than Schwab.

	Minimum Initial Investment	Minimum Additional Investments	Minimum Balance
Investor Money	None	None	None
Ret Adv Money	None	None	None
Surviving Fund
Investor Shares	None	None	None
Ultra Shares	$1,000,000	$1	$1,000,000

These minimums may be waived for certain retirement plans and plan participants, and for certain investment programs, or in a Fund’s sole discretion. In addition, a Fund, in its sole discretion, may permit an investor to aggregate accounts to meet the minimum investment amounts or to meet the minimum investment amounts over a reasonable period of time.

Options for Fund Distributions

Choose an option for Fund distributions. If you are an Eligible Shareholder who previously placed direct orders with a Fund’s transfer agent, you had one of the two options described below for Fund distributions. If you did not indicate a choice, you received the first option. If you are placing orders through an intermediary, you will select from the options for Fund distributions provided by your intermediary, which may be different than those provided by the Funds to Eligible Shareholders. You should consult with your financial intermediary to discuss available options.

Option	Feature
Reinvestment	All dividends and capital gain distributions are invested automatically in shares of your Fund.
Cash	You receive payment for all dividends and capital gain distributions.

Information on Liquidity Fees and Redemption Gates

Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions the Funds (up to 2%) or a redemption gate to temporarily restrict redemptions from such Fund up to 10 business days (in any 90-day period) in the event that a Fund’s “weekly liquid assets” fall below certain designated thresholds. Weekly liquid assets generally include cash; direct obligations of the U.S. government; certain other U.S. government or agency securities; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

If a Fund’s weekly liquid assets fall below 30% of a Fund’s total assets, the Board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If a Fund’s weekly liquid assets fall below 10% of a Fund’s total assets, a Fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund.

Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress. Additionally, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, after a Fund has notified financial intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that a Fund will impose a liquidity fee or redemption gate). The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website (www.schwabfunds.com). In addition, the Fund will make such announcements through a supplement to the prospectus and may make such announcements through a press release or by other means.

Liquidity fees would reduce the amount you receive upon redemption of your shares. A Fund retains the liquidity fees for the benefit of remaining shareholders. Any redemption requests submitted while a redemption gate is in place will be cancelled without further notice. A new redemption request must be submitted to the Fund if you wish to redeem your shares after the redemption gate has been lifted.

Payments by the Investment Adviser or its Affiliates

The investment adviser or its affiliates may make payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, insurance companies, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in Fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the Funds may pay to those intermediaries. The investment adviser or its affiliates may also make payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries in connection with certain activities or services which may facilitate, directly or indirectly, investment in the funds. These payments may relate to marketing and/or Fund promotion activities and presentations, educational training programs, conferences, the development and support of technology platforms and/or reporting systems, data analytics and support, or making shares of the Funds available to their customers. These payments, which may be significant, are paid by the investment adviser or its affiliates out of their own resources and not from the assets of the Funds.

Payments to a financial intermediary may create potential conflicts of interest between the intermediary and its clients as the payments may provide such intermediary with an incentive to favor sales of shares of the Funds over other investment options they make available to their customers.

Shareholder Servicing and Sweep Administration Plan

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Servicing Plan”) on behalf of the Funds. The Servicing Plan enables each Fund to bear expenses relating to the provision by financial intermediaries, including Schwab (together, “service providers”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the Funds.

Pursuant to the Servicing Plan, each Fund’s shares are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the Funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the Funds), and a Fund will pay no more than the amount noted above, calculated based on the average annual daily net asset value of the Fund shares owned by shareholders holding shares through such service provider. Payments under the Servicing Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.

Policy Regarding Short-Term or Excessive Trading

Each Fund’s Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. However, the Funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the Funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds’ investments, and money market instruments in general, and the Funds’ intended purpose to serve as a short-term investment vehicle for shareholders, these Funds do not monitor or limit shareholder purchases and redemptions of Fund shares. However, the Funds’ policies and procedures do provide each Fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

Methods to Meet Redemptions

Under normal market conditions, each Fund expects to meet redemption orders by using holdings of cash/cash equivalents or by the sale of portfolio investments. In unusual or stressed market conditions or as CSIM determines appropriate, each Fund may borrow through the Fund’s bank lines of credit or through the Fund’s interfund lending facility to meet redemption requests. Each Fund may also utilize its custodian overdraft facility to meet redemptions, if necessary. Each Fund also reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the Fund’s assets, whichever is less. You may be subject to market risk and you may incur transaction expenses and taxable gains in converting the securities to cash. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes.

Large Shareholder Redemptions

Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these shareholders of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Customer Identification and Verification and Anti-Money Laundering Program

Customer identification and verification is part of each Fund’s overall obligation to deter money laundering under federal law. Each Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.

Your financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial intermediary is required to collect documents that will be used solely to establish and verify your identity.

Each Fund reserves the right to close and/or liquidate your account at the then-current day’s price if the Fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Distributions and Taxes

Any investment in the Funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a Fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

As a shareholder, you are entitled to your share of the dividends a Fund earns. Each Fund distributes to its shareholders substantially all of its net investment income. Each Fund declares a dividend every business day, based on its determination of its net investment income. The Funds pay their dividends on the 15th of each month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. Although the Funds do not typically intend to distribute any capital gains, certain funds have done so in the past and it cannot be guaranteed by the Funds that they will not make any capital gains distributions for any given year.

Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, Fund dividends generally have tax consequences. Each Fund’s net investment income is distributed as dividends and dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your Fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the Funds seek to maintain a stable $1.00 share price.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of

Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

A Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders if they fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (unless a lower treaty rate applies) on amounts treated as taxable ordinary dividends from a Fund, as discussed in more detail in the SAI. Furthermore, the Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

A liquidity fee imposed by a Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gains or increase the amount of any capital loss you will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

At the beginning of every year, the Funds provide shareholders with information detailing the tax status of any dividend a Fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

Additional information about distribution arrangement of the Funds is contained in the Funds’ SAI. A free copy of the SAI is available upon request as described on page 2 of this Prospectus/Information Statement.

V. FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of each Fund and/or its respective share class for the past five years. Certain information reflects financial results for a single Fund share. ”Total return” shows the percentage that an investor in a Fund would have earned or lost during a given period, assuming all distributions were reinvested. The information for the past five fiscal years has been audited by each Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP (PwC), whose full report, along with the Funds’ financial statements, is included in the Funds’ annual report for the fiscal year ended December 31, 2018. The information for the six month period ended June 30, 2019 is unaudited and is included in the Funds’ semiannual Report. A free copy of the Funds’ annual or semiannual report is available upon request as described on page 2 of this Prospectus/Information Statement.

Investor Money

	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.02 [1]	0.01 [1]	0.00 [1,2]	0.00 [1,2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00)[2]	–	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.01	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	–	–	–	(0.00)[2]	–	–
Total distributions	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.13%[3]	1.77%	0.73%	0.13%	0.01%	0.01%
Ratios to average net assets:
Net operating expenses	0.35%[4]	0.35%	0.48%[5,6]	0.55%[5]	0.27%[5]	0.21%[5]
Gross operating expenses	0.55%[4]	0.57%	0.64%	0.65%	0.64%	0.64%
Net investment income (loss)	2.27%[4]	1.75%	0.73%	0.11%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$602	$547	$568	$607	$1,025	$939

* Unaudited

1 Calculated based on the average shares outstanding during the period.

2 Per-share amount was less than $0.005.

3 Not annualized

4 Annualized.

5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.

6 Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.

Ret Adv Money

	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.02 [1]	0.01 [1]	0.00 [1,2]	0.00 [1,2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	–	–	(0.00)[2]	(0.00)[2]	–	–
Total distributions	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.13%[3]	1.76%	0.77%	0.23%	0.01%	0.01%
Ratios to average net assets:
Net operating expenses	0.35%[4]	0.35%	0.43%[5]	0.46%[6]	0.27%[6]	0.21%[6]
Gross operating expenses	0.61%[4]	0.62%	0.66%	0.63%	0.61%	0.61%
Net investment income (loss)	2.26%[4]	1.75%	0.77%	0.18%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$200	$189	$199	$252	$700	$741

* Unaudited

1 Calculated based on the average shares outstanding during the period.

2 Per-share amount was less than $0.005.

3 Not annualized

4 Annualized.

5 Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.

6 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.

Surviving Fund

Investor Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.02 [1]	0.01 [1]	0.00 [1,2]	0.00 [1,2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00)[2]	–	0.00 [2]	(0.00)[2]	0.00 [2]
Total from investment operations	0.01	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	–	–	–	(0.00)[2]	–	–
Total distributions	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.14%[3]	1.79%	0.81%	0.25%	0.01%	0.01%
Ratios to average net assets:
Net operating expenses	0.34%[4]	0.34%	0.39%[5]	0.41%[6]	0.27%[6]	0.21%[6]
Gross operating expenses	0.43%[4]	0.44%	0.54%	0.58%	0.58%	0.58%
Net investment income (loss)	2.28%[4]	1.87%	0.84%	0.25%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$61,868	$47,721	$14,955	$7,060	$6,406	$7,217

* Unaudited

1 Calculated based on the average shares outstanding during the period.

2 Per-share amount was less than $0.005.

3 Not annualized

4 Annualized.

5 Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.

6 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.

VII. INFORMATION AVAILABLE THROUGH THE SEC

This Prospectus/Information Statement and the related Statement of Additional Information do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semiannual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the Trust’s registration statement, which contains each Fund’s statutory prospectus and related SAI, is 811-05954.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed by the Funds (including the Registration Statement relating to the Funds on Form N-14 of which this Prospectus/Information Statement is a part) are available from the EDGAR Database on the SEC’s website (www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.

APPENDIX – FORMS OF AGREEMENTS AND PLANS OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FOR SCHWAB INVESTOR MONEY FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 24th day of September, 2019, by and between The Charles Schwab Family of Funds, a Massachusetts business trust (the “Trust”), on behalf of its Schwab Investor Money Fund (the “Acquired Fund”), and the Trust, on behalf of its Schwab Value Advantage Money Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Charles Schwab Investment Management, Inc. (“CSIM”) joins this Agreement solely for purposes of Section 15(b). Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 211 Main Street, San Francisco, CA, 94105.

WHEREAS, the Trust was established on October 20, 1989 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, as amended and restated from time to time, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and Investor Shares of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 14 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

1.    Plan of Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 6 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2.    Transfer of Assets.

(a)    The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)    The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c)    The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)    The Acquired Fund shall direct DST Asset Manager Solutions, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.    Calculations.

(a)    The number of full and fractional shares of the Surviving Fund to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Surviving Fund at the Valuation Time, determined in accordance with Section 3(b). Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund.

(b)    The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the valuation and Rule 2a-7 policies and procedures each as adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4.    Final Distribution. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for the current taxable year through the Closing Date.

5.    Valuation of Assets.

(a)    The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the valuation and Rule 2a-7 policies and procedures each as adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund currently values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

(b)    Any provision in this Agreement to the contrary notwithstanding, if the difference between (i) the net asset value per share of either Fund computed using available market quotations and (ii) the amortized cost price per share of that Fund equals or exceeds $0.0025 at the Valuation Time, then the Closing Date shall be postponed until such time as the per share difference is less than $0.0025.

6.    Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on February 21, 2020, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

7.    Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

8.    Representations and Warranties of the Surviving Fund. The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a)    The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)    The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)    The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

(d)    The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)    The audited financial statements of the Surviving Fund as of December 31, 2018 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f)    Since December 31, 2018, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g)    The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)    Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)    Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j)    As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)    For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)    The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)    The information statement and prospectus and statement of additional information (collectively, the “ Prospectus/Information Statement”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Prospectus/

Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.    Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a)    The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)    The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)    The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d)    The audited financial statements of the Acquired Fund as of December 31, 2018 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e)    Since December 31, 2018, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f)    The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g)    The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)    The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)    Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)    Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k)    As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)    For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code for its taxable year ending on the Closing Date.

(m)    The Prospectus/Information Statement to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

10.    Covenants of the Surviving Fund and the Acquired Fund.

(a)    The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)    The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c)    Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)    As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, if any, that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e)    On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for the current taxable year through the Closing Date.

11.    Conditions Precedent to Obligations of the Surviving Fund. The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)    The Surviving Fund shall have received an opinion of Dechert LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i)    The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)    The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)    This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)    The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Declaration of Trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v)    To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi)    To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)    Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)    The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d)    On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

12.    Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)    All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)    On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (b) have been, and continue to be, satisfied.

13.    Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)    The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b)    On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)    All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(d)    The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)    The Funds shall have received a favorable opinion of Dechert LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i)    The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code.

(ii)    No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to the shareholders of the Acquired Fund.

(iii)    No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(iv)    The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v)    The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Surviving Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vi)    No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

(vii)    The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(viii)    The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Dechert LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 13(e).

14.    Closing Date of the Reorganization. The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of close of business on February 21, 2020, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

15.    Termination.

(a)    This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i)     because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)     because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)    by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders.

(b)    In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 19.

16.    Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

17.    Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

18.    Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund: Brett Wander The Charles Schwab Family of Funds 211 Main Street San Francisco CA, 94105 with a copy to: Douglas Dick, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006	Surviving Fund: Brett Wander The Charles Schwab Family of Funds 211 Main Street San Francisco CA, 94105 with a copy to: Douglas Dick, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

19.    Fees and Expenses.

(a)    Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)    Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by CSIM.

20.    Headings, Counterparts, Assignment.

(a)    The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)    This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)    The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)    A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

THE CHARLES SCHWAB FAMILY OF FUNDS, ON BEHALF OF ITS SERIES, SCHWAB INVESTOR MONEY FUND

By:

Name: Jonathan de St. Paer

Title: President and Chief Executive Officer

THE CHARLES SCHWAB FAMILY OF FUNDS, ON BEHALF OF ITS SERIES, SCHWAB VALUE ADVANTAGE MONEY FUND

By:

Name: Jonathan de St. Paer

Title: President and Chief Executive Officer

SOLELY FOR PURPOSES OF SECTION 15(b), CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

By:

Name: George Pereira

Title: Chief Financial Officer and Chief Operating Officer

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FOR SCHWAB RETIREMENT ADVANTAGE MONEY FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 24th day of September, 2019, by and between The Charles Schwab Family of Funds, a Massachusetts business trust (the “Trust”), on behalf of its Schwab Retirement Advantage Money Fund (the “Acquired Fund”), and the Trust, on behalf of its Schwab Value Advantage Money Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Charles Schwab Investment Management, Inc. (“CSIM”) joins this Agreement solely for purposes of Section 15(b). Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 211 Main Street, San Francisco, CA, 94105.

WHEREAS, the Trust was established on October 20, 1989 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, as amended and restated from time to time, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and Investor Shares of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 14 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

1.    Plan of Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 6 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2.    Transfer of Assets.

(a)    The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)    The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c)    The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d)    The Acquired Fund shall direct DST Asset Manager Solutions, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.    Calculations.

(a)    The number of full and fractional shares of the Surviving Fund to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Surviving Fund at the Valuation Time, determined in accordance with
Section 3(b). Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund.

(b)    The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the valuation and Rule 2a-7 policies and procedures each as adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4.    Final Distribution. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for the current taxable year through the Closing Date.

5.    Valuation of Assets.

(a)    The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the valuation and Rule 2a-7 policies and procedures each as adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund currently values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

(b)    Any provision in this Agreement to the contrary notwithstanding, if the difference between (i) the net asset value per share of either Fund computed using available market quotations and (ii) the amortized cost price per share of that Fund equals or exceeds $0.0025 at the Valuation Time, then the Closing Date shall be postponed until such time as the per share difference is less than $0.0025.

6.    Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on February 21, 2020, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

7.    Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

8.    Representations and Warranties of the Surviving Fund. The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a)    The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)    The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)    The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.

(d)    The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)    The audited financial statements of the Surviving Fund as of December 31, 2018 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f)    Since December 31, 2018, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph

(f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g)    The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)    Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)    Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j)    As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)    For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)    The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)    The information statement and prospectus and statement of additional information (collectively, the “Prospectus/Information Statement”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/ Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired

Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.    Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a)    The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b)    The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)    The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d)    The audited financial statements of the Acquired Fund as of December 31, 2018 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e)    Since December 31, 2018, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f)    The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g)    The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)    The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)    Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)    Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k)    As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)    For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code for its taxable year ending on the Closing Date.

(m)    The Prospectus/Information Statement to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

10.    Covenants of the Surviving Fund and the Acquired Fund.

(a)    The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)    The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c)    Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)    As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, if any, that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e)    On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), realized net capital gain and net tax-exempt interest income for the current taxable year through the Closing Date.

11.    Conditions Precedent to Obligations of the Surviving Fund. The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)    The Surviving Fund shall have received an opinion of Dechert LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i)    The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)    The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)    This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)    The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Declaration of Trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v)    To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi)    To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)    Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)    The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d)    On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

12.    Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)    All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)    On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (b) have been, and continue to be, satisfied.

13.    Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)    The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b)    On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)    All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(d)    The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)    The Funds shall have received a favorable opinion of Dechert LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i)    The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code.

(ii)    No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to the shareholders of the Acquired Fund.

(iii)    No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(iv)      The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v)       The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Surviving Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vi)      No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

(vii)     The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(viii)    The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Dechert LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 13(e).

14.    Closing Date of the Reorganization. The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of close of business on February 21, 2020, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

15.    Termination.

(a)    This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i)     because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)     because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)    by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders.

(b)    In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 19.

16.    Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

17.    Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

18.    Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund: Brett Wander The Charles Schwab Family of Funds 211 Main Street San Francisco CA, 94105 with a copy to: Douglas Dick, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006	Surviving Fund: Brett Wander The Charles Schwab Family of Funds 211 Main Street San Francisco CA, 94105 with a copy to: Douglas Dick, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

19.    Fees and Expenses.

(a)    Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)    Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by CSIM.

20.    Headings, Counterparts, Assignment.

(a)    The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)    This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)    The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)    A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

THE CHARLES SCHWAB FAMILY OF FUNDS, ON BEHALF OF ITS SERIES, SCHWAB RETIRMENT ADVANTAGE MONEY FUND

By:

Name: Jonathan de St. Paer

Title: President and Chief Executive Officer

THE CHARLES SCHWAB FAMILY OF FUNDS, ON BEHALF OF ITS SERIES, SCHWAB VALUE ADVANTAGE MONEY FUND

By:

Name: Jonathan de St. Paer

Title: President and Chief Executive Officer

SOLELY FOR PURPOSES OF SECTION 15(b), CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

By:

Name: George Pereira

Title: Chief Financial Officer and Chief Operating Officer

THE CHARLES SCHWAB FAMILY OF FUNDS

211 Main Street

San Francisco, CA 94105

800-648-5300

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets and Liabilities of each of:

SCHWAB INVESTOR MONEY FUND AND

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

each a series of

The Charles Schwab Family of Funds

211 Main Street

San Francisco, CA 94105

By and in Exchange for Shares of

SCHWAB VALUE ADVANTAGE MONEY FUND

– INVESTOR SHARES

a series of

The Charles Schwab Family of Funds

211 Main Street

San Francisco, CA 94105

January 16, 2020

This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Schwab Investor Money Fund and Schwab Retirement Advantage Money Fund (the “Acquired Funds”), each a series The Charles Schwab Family of Funds (the “Trust”) to the Schwab Value Advantage Money Fund – Investor Shares, also a series of the Trust (the “Surviving Fund” and, together with the Acquired Funds, the “Funds”) (the “Reorganization”), should be read in conjunction with the Prospectus/Information Statement dated January 16, 2020 relating specifically to the Reorganization (the “Prospectus/Information Statement”). Copies of the Prospectus/Information Statement may be obtained at no charge by calling The Charles Schwab Family of Funds at (800) 648-5300.

This SAI, relating specifically to the Reorganization, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

1.            The Statement of Additional Information of the Trust relating to the Acquired Funds and Surviving Fund dated April 26, 2019, as supplemented.

2.            The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Funds included in the Acquired Funds’ Annual Reports for the period ended December 31, 2018 (the “Acquired Fund Annual Reports”). No other parts of the Acquired Funds’ Annual Reports are incorporated herein by reference.

3.            The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund’s Annual Report for the period ended December 31, 2018 (the “Surviving Fund Annual Report”). No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

4.            The unaudited financial statements of the Surviving Fund included in the Surviving Fund’s Semiannual Report for the period ended June 30, 2019 (the “Surviving Fund Semiannual Report”). No other parts of the Surviving Fund Semiannual Report are incorporated herein by reference.

5.            The unaudited financial statements of the Acquired Funds included in the Acquired Funds’ Semiannual Report for the period ended June 30, 2019 (the “Acquired Funds’ Semiannual Report”). No other parts of the Acquired Funds Semiannual Report are incorporated herein by reference.

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A.	General Information

The Board of Trustees of the Acquired Funds has approved an Agreement and Plan of Reorganization for each Acquired Fund (each a “Plan” and collectively, the “Plans”) which contemplates the transfer of substantially all the assets and liabilities of the Acquired Funds to the Surviving Fund in exchange for shares of the Surviving Fund.

After the transfer of substantially all its assets and liabilities in exchange for shares of the Surviving Fund, each Acquired Fund will distribute the Surviving Fund shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of an Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former beneficial or record shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by each Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of each of the Acquired Funds will be cancelled, and each of the Acquired Funds will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus/Information Statement.

B.	Additional Information about the Acquired Funds and the Surviving Fund

This SAI incorporates by reference the Statement of Additional Information of the Trust relating to the Acquired Funds and Surviving Fund dated April 26, 2019, as supplemented.

C.	Financial Statements

Historical financial information regarding the Acquired Funds and Surviving Fund is incorporated herein by reference as follows:

1.            the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Funds included in the Acquired Funds’ Annual Reports are incorporated herein by reference to such Annual Report. No other parts of the Acquired Funds Annual Reports are incorporated herein by reference; and

2.            the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund Annual Report are incorporated herein by reference to such Annual Report. No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

3.            The unaudited financial statements of the Surviving Fund included in the Surviving Fund Semiannual Report. No other parts of the Surviving Fund Semiannual Report are incorporated herein by reference.

4.            The unaudited financial statements of the Acquired Funds included in the Acquired Funds’ Semiannual Report. No other parts of the Acquired Funds Semiannual Report are incorporated herein by reference.

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D.	Pro Forma Financial Information

As of November 30, 2019 the net asset value of the Acquired Funds in the aggregate was less than 10% of the net asset value of the Surviving Fund. Accordingly, pro forma financial statements showing the effect of the Reorganization are not required.

E.	Miscellaneous

Independent Registered Public Accounting Firm.

The audited financial statements of the Funds, incorporated by reference into this SAI, have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their reports thereon, which are included in the Funds’ Annual Reports.

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Item 15. Indemnification

Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (a) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Amended and Restated Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Indemnification Not Exclusive

Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a) (19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.”

   Item 16. Exhibits

Item 16	Exhibits

(1)	Articles of Incorporation

Amended and Restated Agreement and Declaration of Trust, dated May 9, 1995, is incorporated herein by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on February 13, 1998 (hereinafter referred to as PEA No. 33).

(2)	By-Laws

Amended and Restated Bylaws of the Registrant, adopted November 16, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 28, 2005 (hereinafter referred to as PEA No. 58).

(3)	Voting Trust Agreements	Not Applicable.
(4)	Reorganization Agreement

Forms of Agreements and Plans of Reorganization are incorporated by reference to Exhibit (4) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(5)(a)(1)	Instruments Defining rights of Security Holders

Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VI, Section 2; Article VIII, Section 4 and Article IX, Sections 1, 4 and 7 of the Amended and Restated Agreement and Declaration of Trust, dated as of May 9, 1995 are incorporated herein by reference to Exhibit (1) of PEA No. 33.

(5)(a)(2)		Article 9 and Article 11 of the Amended and Restated Bylaws, dated as of November 16, 2004, are incorporated herein by reference to Exhibit (b) of PEA No. 58.
(6)(a)(1)	Investment Advisory Contracts

Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the Investment Adviser) with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 25, 2007 (hereinafter referred to as PEA No. 65).

(6)(a)(2)

Amendment, dated January 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(ii) of PEA No. 65.

Item 16	Exhibits
(6)(a)(3)

Amendment, dated June 5, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 6, 2012.

(6)(a)(4)

Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, with respect to the funds listed on Schedule A thereto, as amended, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 30, 1997.

(6)(a)(5)

Schedule A, dated as of May 16, 2016, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on May 16, 2016 (hereinafter referred to as PEA No. 103).

(6)(a)(6)

Schedule B, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of PEA No. 65.

(6)(a)(7)

Schedule C, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) of PEA No. 65.

(6)(a)(8)

Schedule D, dated as of May 16, 2016, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(viii) of PEA No. 103.

(6)(b)(1)	Expense Limitation Agreements	Letter of Agreement between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (Schwab), dated May 16, 2016, is incorporated herein by reference to Exhibit (d)( ix) of PEA No. 103.

Item 16	Exhibits
(6)(b)(2)

Expense Limitation Agreement, on behalf of the Funds listed on Schedule A, between the Investment Adviser, Schwab and Registrant, dated as of May 2, 2007, is incorporated herein by reference to Exhibit (d)(xii) of Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on July 18, 2007.

(6)(b)(3)

Schedule A, dated January 16, 2018, to the Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant, dated May 2, 2007, is incorporated herein by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on January 16, 2018.

(7)(a)(1)	Underwriting Contracts

Second Amended and Restated Distribution Agreement between Registrant and Schwab, dated December 11, 2015, is incorporated herein by reference to Exhibit (e)(i) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on January 20, 2016.

(7)(a)(1)		Amended Schedule A, dated May 16, 2016, to the Distribution Agreement between Registrant and Schwab, dated July 1, 2009, is incorporated herein by reference to Exhibit (e)( ii) of PEA No. 103.
(8)	Bonus or Profit Sharing Contracts	Not applicable
(9)(a)(1)	Custodian Agreements

Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as PEA No. 59).

(9)(a)(2)

Amended Appendix A, dated May 16, 2016, to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of PEA No. 103.

(10)	Rule 12b-1 Plan	Not applicable
(11)	Legal Opinion and Consent

Opinion and Consent of Dechert LLP regarding the validity of the shares to be issued by the Registrant is incorporated herein by reference to Exhibit (11) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

Item 16	Exhibits
(12)(a)(1)	Tax Opinion

Form of Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of Schwab Investor Money Fund into Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (12)(a)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(12)(a)(2)

Form of Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of Schwab Retirement Advantage Money Fund into Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (12)(a)(2) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(13)(a)(1)	Other material contracts

Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. (n/k/a DST Asset Manager Solutions, Inc.), dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(i) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on February 4, 2010.

(13)(a)(2)

Amended Schedule A, dated May 16, 2016, to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. (n/k/a DST Asset Manager Solutions, Inc.), dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(ii) of PEA No. 103.

(13)(b)(1)

Amended and Restated Shareholder Servicing and Sweep Administration Plan, dated April 10, 2019, is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 112 to Registrant’s Registration statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 26, 2019 (hereinafter referred to as PEA No. 112).

(13)(c)(1)		Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 59.
(13)(c)(2)

Amended Appendix A, modified March 11, 2019, to the Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005 is incorporated herein by reference to Exhibit (h)(vii) of PEA No. 112.

(14)	Other opinions and consent	Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit (14).

Item 16	Exhibits
(15)	Omitted financial statements	Not applicable
(16)(a)(1)	Powers of attorney

Power of Attorney executed by Walter W. Bettinger, II is incorporated herein by reference to Exhibit (16)(a)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(2)

Power of Attorney executed by Jonathan de St. Paer is incorporated herein by reference to Exhibit (16)(a)(2) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(3)

Power of Attorney executed by Joseph R. Martinetto is incorporated herein by reference to Exhibit (16)(a)(3) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(4)

Power of Attorney executed by Robert W. Burns is incorporated herein by reference to Exhibit (16)(a)(4) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(5)

Power of Attorney executed by John F. Cogan is incorporated herein by reference to Exhibit (16)(a)(5) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(6)

Power of Attorney executed by Nancy F. Heller is incorporated herein by reference to Exhibit (16)(a)(6) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(7)

Power of Attorney executed by Stephen Timothy Kochis is incorporated herein by reference to Exhibit (16)(a)(7) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(8)

Power of Attorney executed by David L. Mahoney is incorporated herein by reference to Exhibit (16)(a)(8) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(9)

Power of Attorney executed by Jane P. Moncreiff is incorporated herein by reference to Exhibit (16)(a)(9) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

Item 16	Exhibits
(16)(a)(10)

Power of Attorney executed by Kiran M. Patel is incorporated herein by reference to Exhibit (16)(a)(10) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(11)

Power of Attorney executed by Kimberly S. Patmore is incorporated herein by reference to Exhibit (16)(a)(11) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(12)

Power of Attorney executed by Gerald B. Smith is incorporated herein by reference to Exhibit (16)(a)(12) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(16)(a)(13)

Power of Attorney executed by Mark D. Fischer is incorporated herein by reference to Exhibit (16)(a)(13) of Registrant’s Registration Statement on Form N-14 (File No. 333-235512), electronically filed with the SEC on December 16, 2019.

(17)(a)(1)	Code of Ethics	Registrant, Investment Adviser and Schwab Joint Code of Ethics, dated February 26, 2019, is incorporated herein by reference to Exhibit (p) of PEA No. 112.
(17)(c)(1)	Additional Materials

Prospectus dated April 26, 2019 with respect to Schwab Investor Money Fund, Schwab Retirement Advantage Money Fund and Schwab Value Advantage Money Fund is incorporated herein by reference to Part A of PEA No. 112.

(17)(c)(2)

Statement of Additional Information dated April 26, 2019 with respect to Schwab Investor Money Fund, Schwab Retirement Advantage Money Fund and Schwab Value Advantage Money Fund is incorporated herein by reference to Part B of PEA No. 112.

(17)(d)(3)

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Schwab Investor Money Fund, Schwab Retirement Advantage Money Fund and Schwab Value Advantage Money Fund included in the Funds’ Annual Report to Shareholders for the period ended December 31, 2018 are incorporated herein by reference to Registrant’s Annual Report on Form N-CSR filed with the SEC on March 4, 2019 (SEC Accession No. 0001193125-19-062443).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 16th day of January, 2020.

THE CHARLES SCHWAB FAMILY OF FUNDS
Registrant

Jonathan de St. Paer*
Jonathan de St. Paer, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated this 16th day of January, 2020.

Signature	Title

Walter W. Bettinger, II* Walter W. Bettinger, II	Chairman and Trustee

Jonathan de St. Paer* Jonathan de St. Paer	Trustee, President and Chief Executive Officer

Joseph R. Martinetto* Joseph R. Martinetto	Trustee

Robert W. Burns* Robert W. Burns	Trustee

John F. Cogan* John F. Cogan	Trustee

Nancy F. Heller* Nancy F. Heller	Trustee

Stephen Timothy Kochis* Stephen Timothy Kochis	Trustee

David L. Mahoney* David L. Mahoney	Trustee

Jane P. Moncreiff* Jane P. Moncreiff	Trustee

Kiran M. Patel* Kiran M. Patel	Trustee

Signature	Title

Kimberly S. Patmore* Kimberly S. Patmore	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Mark D. Fischer* Mark D. Fischer	Treasurer and Chief Financial Officer

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(14)	Consent of PricewaterhouseCoopers LLP